FEDERATED TOTAL RETURN SERIES, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 7, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED TOTAL RETURN SERIES, INC. (the “Registrant”)

Federated Total Return Bond Fund

Service Shares

Institutional Shares

Federated Ultrashort Bond Fund

Institutional Shares

(each, a “Fund” or collectively, the “Funds”)

1933 Act File No. 333-

1940 Act File No. 811-7115

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of stock of the above-named Funds under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which each Fund would acquire all or substantially all of the assets of the corresponding series of the PNC Funds as set forth in the chart below, in exchange for the shares of the applicable share class(es) of the Fund:

PNC Total Return Advantage Fund Class A Class I	Federated Total Return Bond Fund Service Shares Institutional Shares
PNC Ultra Short Bond Fund Class A Class I	Federated Ultrashort Bond Fund Institutional Shares Institutional Shares

We would appreciate receiving any comments you may have by August 22, 2019. If you have any questions on the enclosed material, please do not hesitate to contact me at (412) 288-8652.

Very truly yours,

/s/M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures